Condensed consolidated statement of other comprehensive income R in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)
Condensed consolidated statement of other comprehensive income
(Loss)/profit for the period	$ (13.0)	R (181.2)	$ (197.1)	R (2,599.0)	$ 6.5	R 78.3
Other comprehensive income
Other comprehensive income, net of tax	0.3	(682.2)	(37.6)	454.5	(100.2)	1,309.6
Foreign currency translation adjustments	0.8	(674.4)	(41.0)	409.9	(100.2)	1,309.2
Mark to market valuation	(0.5)	(7.8)	3.4	44.6		0.4
Total comprehensive income	(12.7)	(863.4)	(234.7)	(2,144.5)	(93.7)	1,387.9
Total comprehensive income attributable to:
Owners of Sibanye Stillwater	(17.4)	(929.9)	(232.8)	(2,119.4)	(93.8)	1,386.3
Non-controlling interests	$ 4.7	R 66.5	$ (1.9)	R (25.1)	$ 0.1	R 1.6